Guarantor (Statement of Financial Position) (Unaudited) (Details) - USD ($) $ in Millions		Mar. 31, 2016		Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Cash and equivalents		$ 75,075		$ 70,483
Investments		32,974		31,973
Receivables - net		44,229		45,856
Inventories		23,907		22,515
Property, plant and equipment - net		53,786		54,095
Investment in subsidiaries		0		0
Goodwill and intangible assets		83,102		83,324
Other Assets		67,505		63,876
Assets of discontinued operations		81,615		120,951
Total assets	[1]	462,193		493,072
Liabilities [Abstract]
Short-term borrowings		51,082		49,860
Accounts payable		13,150		13,680
Other current liabilities		40,047		41,540
Long term and non-recourse borrowings		134,967		147,742
Other liabilities		90,213		90,652
Liabilities of discontinued operations		36,944		46,487
Liabilities	[1]	366,403		389,962
Redeemable noncontrolling interest (Note 12)		3,036		2,972		$ 73	$ 98
Total GE shareowners' equity		91,088		98,274		108,560	128,159
Noncontrolling interests		1,667	[2]	1,864	[2]	8,738	$ 8,674
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		92,755		100,138		$ 117,298
Liabilities and Equity		462,193		493,072
Parent Company Guarantor (General Electric)
Assets [Abstract]
Cash and equivalents		2,721		4,137
Investments		6		14
Receivables - net		77,279		88,696
Inventories		5,974		5,447
Property, plant and equipment - net		6,574		6,540
Investment in subsidiaries		281,040		274,471
Goodwill and intangible assets		7,613		7,793
Other Assets		15,547		15,732
Assets of discontinued operations		0		0
Total assets		396,755		402,828
Liabilities [Abstract]
Short-term borrowings		164,043		145,051
Accounts payable		6,269		6,096
Other current liabilities		13,688		14,482
Long term and non-recourse borrowings		80,107		97,471
Other liabilities		41,560		41,455
Liabilities of discontinued operations		0		0
Liabilities		305,667		304,555
Redeemable noncontrolling interest (Note 12)		0		0
Total GE shareowners' equity		91,088		98,274
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		91,088		98,274
Liabilities and Equity		396,755		402,828
Subsidiary Issuer (GE Capital)
Assets [Abstract]
Cash and equivalents		0		0
Investments		0		0
Receivables - net		33,749		33,232
Inventories		0		0
Property, plant and equipment - net		0		0
Investment in subsidiaries		0		0
Goodwill and intangible assets		0		0
Other Assets		818		11
Assets of discontinued operations		0		0
Total assets		34,567		33,242
Liabilities [Abstract]
Short-term borrowings		16,335		16,204
Accounts payable		0		0
Other current liabilities		2		(1)
Long term and non-recourse borrowings		17,651		16,423
Other liabilities		443		489
Liabilities of discontinued operations		0		0
Liabilities		34,431		33,115
Redeemable noncontrolling interest (Note 12)		0		0
Total GE shareowners' equity		136		127
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		136		127
Liabilities and Equity		34,567		33,242
Subsidiary Guarantor (Subsidiary)
Assets [Abstract]
Cash and equivalents		6		0
Investments		0		0
Receivables - net		64,038		69,306
Inventories		0		0
Property, plant and equipment - net		0		0
Investment in subsidiaries		79,415		78,505
Goodwill and intangible assets		0		0
Other Assets		1,192		915
Assets of discontinued operations		0		0
Total assets		144,651		148,725
Liabilities [Abstract]
Short-term borrowings		67,054		71,862
Accounts payable		0		0
Other current liabilities		25		17
Long term and non-recourse borrowings		46,936		46,392
Other liabilities		1,070		224
Liabilities of discontinued operations		0		0
Liabilities		115,084		118,495
Redeemable noncontrolling interest (Note 12)		0		0
Total GE shareowners' equity		29,567		30,230
Noncontrolling interests		0		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		29,567		30,230
Liabilities and Equity		144,651		148,725
Non Guarantor Subsidiaries
Assets [Abstract]
Cash and equivalents		98,506		86,955
Investments		40,612		40,886
Receivables - net		74,226		75,909
Inventories		21,232		19,762
Property, plant and equipment - net		50,161		56,808
Investment in subsidiaries		425,419		405,686
Goodwill and intangible assets		56,491		61,413
Other Assets		239,007		247,611
Assets of discontinued operations		0		0
Total assets		1,005,652		995,030
Liabilities [Abstract]
Short-term borrowings		60,598		60,601
Accounts payable		36,167		37,636
Other current liabilities		28,707		34,903
Long term and non-recourse borrowings		95,152		105,801
Other liabilities		60,455		57,997
Liabilities of discontinued operations		0		0
Liabilities		281,078		296,938
Redeemable noncontrolling interest (Note 12)		2,946		2,888
Total GE shareowners' equity		719,648		693,589
Noncontrolling interests		1,979		1,616
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		721,627		695,204
Liabilities and Equity		1,005,652		995,030
Consolidation adjustments
Assets [Abstract]
Cash and equivalents		(26,158)		(20,609)
Investments		(7,643)		(8,927)
Receivables - net		(205,062)		(221,286)
Inventories		(3,299)		(2,694)
Property, plant and equipment - net		(2,948)		(9,253)
Investment in subsidiaries		(785,874)		(758,662)
Goodwill and intangible assets		18,998		14,118
Other Assets		(189,058)		(200,393)
Assets of discontinued operations		81,615		120,951
Total assets		(1,119,431)		(1,086,754)
Liabilities [Abstract]
Short-term borrowings		(256,948)		(243,858)
Accounts payable		(29,286)		(30,052)
Other current liabilities		(2,375)		(7,860)
Long term and non-recourse borrowings		(104,878)		(118,345)
Other liabilities		(13,314)		(9,514)
Liabilities of discontinued operations		36,944		46,487
Liabilities		(369,857)		(363,141)
Redeemable noncontrolling interest (Note 12)		89		84
Total GE shareowners' equity		(749,351)		(723,946)
Noncontrolling interests		(312)		248
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(749,663)		(723,697)
Liabilities and Equity		$ (1,119,431)		$ (1,086,754)

[1]	(a) Our consolidated assets at March 31, 2016 included total assets of $ 7,295 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 4,590 million and investment securities of $ 1,493 million w ithin continuing operations and assets of discontinued operations of $ 468 million. Our consolidated liabilities at March 31, 2016 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 2,780 million within continuing operations and non-recourse borrowings of CSEs within discontinued operations of $ 41 million. See Note 16.
[2]	(c) Included AOCI attributable to noncontrolling interests of $ (262) mi llion and $ (264) million at March 31, 2016 and December 31, 2015 , respectively.